Document and Entity Information	Apr. 06, 2018
Prospectus:
Document Type	497
Document Period End Date	Apr. 06, 2018
Registrant Name	ETF Managers Trust
Central Index Key	0001467831
Amendment Flag	false
Document Creation Date	Apr. 06, 2018
Document Effective Date	Apr. 06, 2018
Prospectus Date	Oct. 17, 2017
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Prospectus:
Trading Symbol	AIEQ